Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 07, 2017	Jan. 30, 2017	Jan. 17, 2017	Feb. 05, 2014	Mar. 08, 2017	Feb. 28, 2017	Mar. 31, 2017	Mar. 17, 2017	Apr. 22, 2015	Apr. 29, 2014	May 22, 2014	Jun. 23, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 06, 2017
Subsequent Event [Line Items]
Common stock - dividend declared															$ 0.06
Proceeds from stock issuance program, net				$ 81,952						$ 75,821	$ 169,276
Proceeds from preferred stock issuance, net													$ 0	$ 81,784	$ 0
Shares sold				12,995,000						11,000,000				2,626,357	25,645,000
Subsequent Event
Subsequent Event [Line Items]
Common stock - dividend declared								$ 0.05
Dividends per share declared - payment date								Apr. 28, 2017
Dividends per share declared - record date								Apr. 25, 2017
Stock sale at-the-market program																$ 40,000
Preferred Stock | Subsequent Event
Subsequent Event [Line Items]
Proceeds from preferred stock issuance, net							$ 600
Shares sold							24,803
Common Stock | Subsequent Event
Subsequent Event [Line Items]
Proceeds from stock issuance program, net							$ 2,500
Shares sold							550,000
VLCC Hercules I
Subsequent Event [Line Items]
Amount drawn down												$ 18,895
VLCC Hercules I | Subsequent Event
Subsequent Event [Line Items]
Amount drawn down			$ 42,600
Delivery date			Jan. 19, 2017
Repayments Of Debt			$ 600
Aframax tanker Marathon TS | Subsequent Event
Subsequent Event [Line Items]
Amount drawn down	$ 23,300
Delivery date	Feb. 10, 2017
Shuttle tanker Lisboa | Subsequent Event
Subsequent Event [Line Items]
Amount drawn down					$ 34,300
Delivery date					Mar. 10, 2017
8.875% Series C Preferred Shares
Subsequent Event [Line Items]
Preferred stock dividend rate percentage													8.875%
8.875% Series C Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid		$ 0.55469
8% Series B Preferred Shares
Subsequent Event [Line Items]
Preferred stock dividend rate percentage													8.00%
8% Series B Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid		$ 0.5
8.75% Series D Preferred Shares
Subsequent Event [Line Items]
Preferred stock dividend rate percentage													8.75%
Proceeds from preferred stock issuance, net									$ 81,784
8.75% Series D Preferred Shares | Subsequent Event
Subsequent Event [Line Items]
Preferred stock - dividend paid						$ 0.54687